AUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 1,041,133	$ 1,379,887	$ 1,878,034
Accounts receivable	8,720,203	8,059,910	4,872,082
Investments	82,908	82,908	82,908
Other current assets	907,501	542,237	343,809
Total current assets	10,751,745	10,064,942	7,176,833
Other assets:
Property and equipment, net	107,533	100,241	73,066
Intangible assets - net	11,058,035	8,764,704	3,114,513
Acquired goodwill	21,886,567	17,089,076	3,470,522
Deferred income tax assets, net	3,488,960	3,488,960	0
Total other assets	36,541,095	29,442,981	6,658,101
Total assets	47,292,840	39,507,923	13,834,934
Current Liabilities:
Line of credit	4,105,454	3,088,890	1,235,935
Accounts payable	3,945,303	5,130,817	2,597,385
Other accrued expenses	2,813,292	2,165,088	1,093,814
Bank term loan	406,031	405,376	0
Consideration payable - Cash	3,626,738	1,854,397	3,649,267
Consideration payable - Equity	196,251	64,384	0
Dividend Payable	499,965	0	0
Total current liabilities	15,593,034	12,708,952	8,576,401
Long-term liabilities:
Convertible notes	1,250,000	0	5,000,000
Bank term loan - Net of Current Portion	1,333,718	1,536,191	0
Long-term consideration payable - Cash	3,502,500	2,711,717	0
Long-term consideration payable - Equity	11,993,722	10,887,360	0
Total Long-term Liabilities	18,079,940	15,135,268	5,000,000
Total liabilities	33,672,974	27,844,220	13,576,401
Stockholders' equity:
Preferred stock	3,737	3,636	0
Common stock	146,503	138,860	118,743
Additional paid-In capital	22,289,906	15,358,839	1,192,692
Accumulated deficit	(8,827,876)	(3,833,588)	(1,052,902)
Accumulated other comprehensive income (loss)	(4,276)	(7,426)	0
Non-Controlling Interest	11,872	3,382	0
Total stockholders' equity	13,619,866	11,663,703	258,533
Total liabilities and stockholders' equity	$ 47,292,840	$ 39,507,923	$ 13,834,934